PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	January 31, 2025	October 31, 2024
Finance lease equipment	$13,000	$13,000
Manufacturing equipment	757,000	757,000
	770,000	770,000
Less: accumulated depreciation	(310,000)	(292,000)
Total property and equipment, net	$460,000	$478,000

	October 31, 2024	October 31, 2023
Finance lease equipment	$13,000	$260,000
Manufacturing equipment	757,000	535,000
	770,000	795,000
Less: accumulated depreciation and amortization	(292,000)	(222,000)
Total property and equipment, net	$478,000	$573,000